Subordinated liabilities	12 Months Ended
Dec. 31, 2023
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities
Accounting for subordinated liabilities
Subordinated liabilities are measured at amortised cost using the effective interest method under IFRS 9.

	2023	2022
	£m	£m
As at 1 January	11,423	12,759
Issuances	1,523	1,477
Redemptions	(2,239)	(2,679)
Other	(213)	(134)
As at 31 December	10,494	11,423
Issuances of £1,523m comprise £1,180m USD 7.119% Fixed-to-Floating Rate Subordinated Callable Notes, issued externally by
Barclays PLC, £315m USD Floating Rate Notes, and £28m JPY Floating Rate Notes issued externally by Barclays subsidiaries.
Redemptions of £2,239m comprise £1,345m EUR 2%  Fixed Rate Subordinated Notes and £599m partial repurchase of USD 4.375%
Fixed Rate Subordinated Notes issued externally by Barclays PLC, £194m USD Floating Rate Notes and £28m JPY Floating Rate Notes
issued externally by Barclays subsidiaries, £43m EUR Subordinated Floating Rate Notes and £30m USD Junior Undated Floating Rate
Notes issued externally by Barclays Bank PLC.
Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments.
Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	2023	2022
	£m	£m
Undated subordinated liabilities	—	28
Dated subordinated liabilities	10,494	11,395
Total subordinated liabilities	10,494	11,423
None of the Group’s subordinated liabilities are secured.

Undated subordinated liabilities[1]
		2023	2022
	Initial call date	£m	£m
Barclays Bank PLC issued
Undated Notes
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	—	28
Total undated subordinated liabilities		—	28
Note
1Instrument values are disclosed to the nearest million.

Dated subordinated liabilities[1]
			2023	2022
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	—	1,345
4.375% Fixed Rate Subordinated Notes (USD 1,250m)		2024	380	1,013
3.75% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m)	2025	2030	466	445
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	117	120
5.20% Fixed Rate Subordinated Notes (USD 2,050m)		2026	1,529	1,588
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	817	795
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m)	2027	2028	1,499	1,554
8.407% Fixed Rate Resetting Subordinated Callable Notes (GBP 1,000m)	2027	2032	1,033	1,013
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2029	2030	1,078	1,117
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2030	2035	654	664
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2033	2034	1,175	—
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	623	646
Barclays Bank PLC issued
Subordinated Floating Rate Notes (EUR 50m)		2023	—	44
5.75% Fixed Rate Subordinated Notes		2026	286	280
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	84	93
6.33% Subordinated Notes		2032	45	46
Subordinated Floating Rate Notes (EUR 68m)		2040	59	60
External issuances by other subsidiaries		2033	649	572
Total dated subordinated liabilities			10,494	11,395
Note
1Instrument values are disclosed to the nearest million.
Dated subordinated liabilities
Dated subordinated liabilities are issued by Barclays PLC, Barclays Bank PLC and its subsidiaries for the development and expansion of their businesses and to strengthen their respective capital bases. The principal terms of the dated subordinated liabilities are described below:
Subordination
Dated subordinated liabilities issued by Barclays PLC ranks behind the claims against Barclays PLC of unsecured unsubordinated creditors but before the claims of the holders of its equity.
All dated subordinated liabilities externally issued by Barclays Bank PLC rank behind the claims against Barclays Bank PLC of depositors and other unsecured unsubordinated creditors but before the claims of the holders of its equity. The dated subordinated liabilities externally issued by other subsidiaries are similarly subordinated as the external subordinated liabilities issued by Barclays Bank PLC.
Interest
Interest on the Floating Rate Notes is fixed periodically in advance, based on the related market rates.
Interest on Fixed Rate Notes is set by reference to market rates at the time of issuance and fixed until maturity.
Interest on the 4.836% USD Fixed Rate Subordinated Callable Notes, 3.75% SGD Fixed Rate Resetting Subordinated Callable Notes,
3.75% GBP Fixed Rate Resetting Subordinated Callable Notes, 3.811% USD  Fixed Rate Resetting Subordinated Callable notes, 1.125%
EUR Fixed Rate Resetting Subordinated Callable Notes, 3.564% USD Fixed Rate Resetting Subordinated Callable Notes, and the
8.407% GBP Fixed Rate Resetting Subordinated Callable Notes  are fixed until the call date. After the respective call dates, in the event that they are not redeemed, the interest rates will be reset and fixed until maturity based on a market rate. Interest on the 5.088%  USD
Fixed-to-Floating Rate Subordinated Callable Notes and 7.119% USD  Fixed-to-Floating Rate Subordinated Callable Notes are fixed until the call date. After the call date, in the event that they are not redeemed, the interest rate will reset periodically in advance based on market rates.
Repayment
Those subordinated liabilities with a call date are repayable at the option of the issuer on such call date in accordance with the conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2023 are redeemable only on maturity, subject in particular cases to provisions allowing an early redemption in the event of certain changes in tax law, or to certain changes in legislation or regulations.
Any repayments prior to maturity require, in the case of Barclays PLC and Barclays Bank PLC, the prior consent of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances.
There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.